Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating Activities:
Net Income	$ 306,641	$ 302,864	$ 1,025,639	$ 838,063
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			446,463	413,695
Change in deferred taxes, net			71,388	29,721
(Gain) loss on sale of fixed assets and investments			(31,822)	(1,269)
Stock Option Compensation Expense			19,685	21,667
Cash outflow from hedging			(13,903)	(58,718)
Investment gain	0		139,600
Dividend income from equity method investees			39,755
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(2,890)	(227,190)
Inventories, net			(43,214)	(105,445)
Prepaid expenses, other current and non-current assets			130,052	(65,597)
Accounts receivable from/payable to related parties			(10,024)	(17,978)
Accounts payable, accrued expenses and other current and non-current liabilities			59,020	96,629
Income tax payable			(83,175)	26,122
Net cash provided by (used in) operating activities			1,467,374	949,700
Investing Activities:
Purchases of property, plant and equipment			(449,962)	(396,606)
Proceeds from sale of property, plant and equipment			11,292	16,496
Disbursements of loans to related parties			0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,788,831)	(1,171,293)
Proceeds from divestitures			231,747
Net cash (used in) provided by investing activities			(1,995,754)	(1,551,403)
Financing Activities:
Short-term borrowings, net			72,325	94,199
Long-term debt and capital lease obligations, net			896,085	1,802,851
Redemption of Trust Preferred Securities				653,760
Increase (decrease) of accounts receivable securitization program			12,500	(510,000)
Proceeds from exercise of stock options			94,539	68,560
Payment of dividends [N]			(271,733)	(280,649)
Capital (decrease) increase			0	0
Distributions to noncontrolling interests			(131,783)	(95,094)
Contributions from noncontrolling interests			15,167	18,193
Net cash (used in) provided by financing activities			687,100	444,300
Effect of exchange rate changes on cash and cash equivalents			3,039	30,478
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			161,759	(126,925)
Cash and cash equivalents at beginning of period			457,292	522,870
Cash and cash equivalents at end of period	619,051	395,945	619,051	395,945
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Net cash provided by (used in) operating activities			1,311
Issuers [Member] | Total FMC-AG and Co. KGaA [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				(567,257)
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income			3,248	2,294
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties			5,230	(7,112)
Accounts payable, accrued expenses and other current and non-current liabilities				10,555
Income tax payable			106	1,345
Net cash provided by (used in) operating activities				7,082
Financing Activities:
Long-term debt and capital lease obligations, net			(1,312)	(64,560)
Capital (decrease) increase				57,500
Net cash (used in) provided by financing activities			(1,312)	(7,060)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				22
Cash and cash equivalents at beginning of period			1
Cash and cash equivalents at end of period	0	22	0	22
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income			929,697	760,717
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(751,747)
Depreciation and amortization			356	767
Change in deferred taxes, net			9,518	17,442
(Gain) loss on sale of fixed assets and investments			(39)
Loss (gain) on investments				1,837
Stock Option Compensation Expense			(19,685)	21,667
Cash outflow from hedging			(1,318)
Dividend income from equity method investees			36,339
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			136,300	(89,177)
Accounts receivable from/payable to related parties			(325,366)	(787,966)
Accounts payable, accrued expenses and other current and non-current liabilities			9,271	(32,968)
Income tax payable			(9,813)	27,322
Net cash provided by (used in) operating activities			55,519	(647,616)
Investing Activities:
Purchases of property, plant and equipment			(399)	(135)
Proceeds from sale of property, plant and equipment			39
Disbursements of loans to related parties			(28,315)	924,665
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,613,292)	(25,187)
Proceeds from divestitures			44
Net cash (used in) provided by investing activities			(1,641,923)	899,343
Financing Activities:
Short-term borrowings, net			26,118	80,567
Long-term debt and capital lease obligations, net			1,751,969	(164,933)
Proceeds from exercise of stock options			76,950	58,995
Payment of dividends [N]			(271,733)	(280,649)
Net cash (used in) provided by financing activities			1,583,304	(306,020)
Effect of exchange rate changes on cash and cash equivalents			5,853	(92,512)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			2,753	(146,805)
Cash and cash equivalents at beginning of period			2	147,177
Cash and cash equivalents at end of period	2,755	372	2,755	372
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income			14,123	6,953
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			34,877	35,261
Change in deferred taxes, net			5,757	1,030
(Gain) loss on sale of fixed assets and investments			(109)	(85)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(22,199)	(23,343)
Inventories, net			(36,526)	(34,469)
Prepaid expenses, other current and non-current assets			(20,822)	(17,825)
Accounts receivable from/payable to related parties			60,662	(67,574)
Accounts payable, accrued expenses and other current and non-current liabilities			45,374	63,173
Net cash provided by (used in) operating activities			81,137	(36,879)
Investing Activities:
Purchases of property, plant and equipment			(58,818)	(36,243)
Proceeds from sale of property, plant and equipment			288	582
Disbursements of loans to related parties			90	151
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,138)	(3,922)
Net cash (used in) provided by investing activities			(59,578)	(39,432)
Financing Activities:
Short-term borrowings, net			(21,516)	76,274
Net cash (used in) provided by financing activities			(21,516)	76,274
Effect of exchange rate changes on cash and cash equivalents			0	3
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			43	(34)
Cash and cash equivalents at beginning of period			144	225
Cash and cash equivalents at end of period	187	191	187	191
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income			645,824	474,094
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(723,885)	(525,845)
Depreciation and amortization				5,769
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			25,710	28,054
Accounts receivable from/payable to related parties			84,245	44,846
Accounts payable, accrued expenses and other current and non-current liabilities			894	(563)
Income tax payable			(50,859)	(33,718)
Net cash provided by (used in) operating activities			(18,071)	(7,363)
Investing Activities:
Disbursements of loans to related parties			960,074	(1,107,710)
Net cash (used in) provided by investing activities			960,074	(1,107,710)
Financing Activities:
Short-term borrowings, net				(299)
Long-term debt and capital lease obligations, net			(942,003)	426,982
Capital (decrease) increase				688,390
Net cash (used in) provided by financing activities			(942,003)	1,115,073
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income			995,862	698,718
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			432,726	381,993
Change in deferred taxes, net			61,782	19,224
(Gain) loss on sale of fixed assets and investments			(31,674)	(1,184)
Loss (gain) on investments			139,600	1
Cash outflow from hedging			15,221	58,718
Dividend income from equity method investees			3,416
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			19,309	(203,847)
Inventories, net			(19,777)	(99,130)
Prepaid expenses, other current and non-current assets			(11,204)	12,944
Accounts receivable from/payable to related parties			104,633	841,409
Accounts payable, accrued expenses and other current and non-current liabilities			12,220	58,532
Income tax payable			1,257	33,062
Net cash provided by (used in) operating activities			1,413,729	1,683,004
Investing Activities:
Purchases of property, plant and equipment			(420,367)	(375,812)
Proceeds from sale of property, plant and equipment			10,965	15,914
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,787,208)	(1,916,355)
Proceeds from divestitures			231,747
Net cash (used in) provided by investing activities			(1,964,863)	(2,276,253)
Financing Activities:
Short-term borrowings, net			67,723	(62,343)
Long-term debt and capital lease obligations, net			(844,418)	1,788,256
Redemption of Trust Preferred Securities				653,760
Increase (decrease) of accounts receivable securitization program			12,500	(510,000)
Proceeds from exercise of stock options			17,589	9,565
Payment of dividends [N]				22
Capital (decrease) increase			1,576,424	28,281
Distributions to noncontrolling interests			(131,783)	(95,094)
Contributions from noncontrolling interests			15,167	18,193
Net cash (used in) provided by financing activities			712,962	523,120
Effect of exchange rate changes on cash and cash equivalents			(2,814)	122,965
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			159,014	52,836
Cash and cash equivalents at beginning of period			457,145	342,524
Cash and cash equivalents at end of period	616,159	395,360	616,159	395,360
Combining Adjustment [Member]
Operating Activities:
Net Income			(1,563,115)	(1,104,713)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			1,475,632	1,093,102
Depreciation and amortization			(21,496)	(10,095)
Change in deferred taxes, net			(5,669)	(7,975)
Loss (gain) on investments				(1,838)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net			13,089	28,154
Prepaid expenses, other current and non-current assets			68	407
Accounts receivable from/payable to related parties			60,572	(41,581)
Accounts payable, accrued expenses and other current and non-current liabilities			(1,466)	(2,100)
Income tax payable			(23,866)	(1,889)
Net cash provided by (used in) operating activities			(66,251)	(48,528)
Investing Activities:
Purchases of property, plant and equipment			29,622	15,584
Disbursements of loans to related parties			(931,849)	182,894
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			1,612,807	774,171
Proceeds from divestitures			(44)
Net cash (used in) provided by investing activities			710,536	972,649
Financing Activities:
Long-term debt and capital lease obligations, net			931,849	(182,894)
Payment of dividends [N]				(22)
Capital (decrease) increase			(1,576,424)	(774,171)
Net cash (used in) provided by financing activities			(644,335)	(957,087)
Effect of exchange rate changes on cash and cash equivalents				22
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(50)	(32,944)
Cash and cash equivalents at beginning of period				32,944
Cash and cash equivalents at end of period	$ (50)		$ (50)